Goodwill and Other Intangible Assets [Text Block] (Tables)	6 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill [Table Text Block]

	Six months ended September 30,
	2016	2017
	(in millions)
Balance at beginning of period
Goodwill	¥2,539,874	¥2,542,280
Accumulated impairment losses	(2,085,499)	(2,092,137)

	454,375	450,143
Goodwill recognized during the six months(1)	2,858	—
Foreign currency translation adjustments and other	(65,132)	(14,590)

Balance at end of period
Goodwill	2,477,600	2,527,690
Accumulated impairment losses	(2,085,499)	(2,092,137)

	¥392,101	¥435,553

Note:	(1)	See Note 2 for the goodwill recognized in connection with acquisitions.

Carrying Amount of Other Intangible Assets by Major Class [Table Text Block]

	March 31, 2017	September 30, 2017
	(in millions)
Intangible assets subject to amortization:
Software	¥711,190	¥713,438
Core deposit intangibles	50,100	46,948
Customer relationships	191,992	171,363
Trade names	49,814	47,932
Other	8,139	10,952

Total	1,011,235	990,633
Intangible assets not subject to amortization:
Other	9,124	9,122

Total	¥1,020,359	¥999,755